S000065418 [Member] Investment Strategy - iShares ESG MSCI USA Leaders ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the  MSCI USA Extended ESG Leaders Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is a free float-adjusted market capitalization-weighted index that is designed to reflect the equity performance of U.S. companies that have favorable environmental, social and governance (“ESG”) characteristics (as determined by the Index Provider). The Index Provider begins with the MSCI USA Index (the “Parent Index”) and excludes securities of companies involved in the business of tobacco, alcohol, gambling, nuclear power and weapons, palm oil, arctic oil and gas, thermal coal and unconventional oil and gas businesses (e.g., thermal coal extraction and generation or oil sands extraction), companies involved with conventional and controversial weapons, producers and major retailers of civilian firearms, as well as companies involved in very severe business controversies. The Index Provider defines a controversy as an instance or ongoing situation in which company operations and/or products allegedly have a negative environmental, social and/or governance impact. Each controversy case is assessed for the severity of its impact on society. The Index Provider generally classifies companies as “involved” in a particular business based on revenue or percentage of revenue thresholds (e.g., $1 billion or 50%) for certain products and activities in an excluded industry. The securities of certain companies may be excluded regardless of revenue measures (e.g., all companies involved in the manufacturing of nuclear weapons are excluded).
The Index Provider will select securities of mid- and large-capitalization companies with the highest ESG ratings from each sector of the Parent Index. MSCI rates the ESG characteristics of companies on a scale of “CCC” (lowest) to “AAA” (highest). The Index Provider determines ESG ratings by evaluating a company's risks and opportunities in relation to ESG Key Issues (e.g., carbon emissions). Each company is scored on a scale of 0 to 10, with 10 being the highest, for each Key Issue before being assigned an ESG rating based on average Key Issue score. Only the securities of companies with an MSCI ESG rating of “BB” or higher are eligible for inclusion in the Underlying Index. Additionally, MSCI excludes companies involved in very severe business controversies by assessing the possible negative environmental, social, and/or governance impact of a company’s operations or products on a scale from zero to ten, with zero being the most severe controversy rating (the “MSCI Controversies Score”). For new constituents, only securities of companies with a MSCI Controversies Score of three or higher are eligible for inclusion in the Underlying Index. Current constituents must have a MSCI Controversies Score of at least one.
Following these eligibility screens, companies are then ranked based on ESG rating, which is adjusted based on a company's sector membership (as described below) and free float-adjusted market capitalization. The top constituents in each sector based on this ranking mechanism are selected until the Underlying Index achieves approximately 50% sector coverage by cumulative free float-adjusted market capitalization. Sectors of the Parent Index are determined according to the Global Industry Classification Standard. In order to evaluate a security’s ESG rating for a given sector, the Index Provider identifies key ESG issues that can lead to unexpected costs for companies in the medium- to long-term. The Index Provider then calculates the size of each company’s exposure to each key issue based on the company’s business segment and geographic risk and analyzes the extent to which companies have developed robust strategies and programs to manage ESG risks and opportunities. Using a sector-specific key issue weighting model, companies are rated and ranked in comparison to their industry peers. Because ESG ratings are calculated in comparison to a company’s sector peers, securities in one sector may have a lower average ESG rating than securities in another sector. As of August 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
Changes to the components of the Underlying Index are implemented annually at the end of May. Such changes update the eligible universe of securities included in the Underlying Index and reflect further rebalances necessary to target 50% free float-adjusted market capitalization of each sector of the Parent Index. As of August 31, 2025, the Underlying Index includes approximately 273 component securities.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.